Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0